SHARE BASED COMPENSATION - Summary of share option activities (Details) - USD ($)		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation		$ 14,213,841	$ 13,370,377	$ 6,054,612
Share options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at the beginning		44,356,789	59,744,249
Cancelled to grant RSUs	7,660,000		750,000
Exercised		(11,347,330)	(15,767,275)
Forfeited		(4,578,263)	(370,185)
Outstanding at the end		28,431,196	44,356,789	59,744,249
Outstanding at the beginning		$ 0.04833	$ 0.03005
Cancelled to grant RSUs			1.18530
Exercised		0.02521	0.03322
Forfeited		0.19802	0.04544
Outstanding at the end		$ 0.03046	$ 0.04833	$ 0.03005
Weighted average remaining contractual life		5 years 9 months 25 days	6 years 9 months 7 days	7 years 6 months
Aggregate intrinsic value		$ 7,335,391	$ 12,375,711	$ 29,829,248
Share-based compensation	$ 800,000	1,238,963	$ 4,272,939	$ 1,701,132
Total unrecognized share based compensation expense		$ 6,603,460
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 8 months 12 days